Fair Value Measurements - Summary of Reconciliation of Financial Assets and Liabilities Measured at Fair Value (Details) - USD ($) $ in Thousands		3 Months Ended	9 Months Ended		12 Months Ended
	Apr. 16, 2021	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Disclosure Of Reconciliation Of The Companys Financial Asset And Liability Measured At Fair Value [Line Items]
Change in fair value recognized in earnings	$ 1,100	$ 0	$ 7,600	$ 0
Embedded derivative [Member] | Fair Value, Inputs, Level 3 [Member]
Disclosure Of Reconciliation Of The Companys Financial Asset And Liability Measured At Fair Value [Line Items]
Balance beginning			5,680	0	$ 0
Addition related to the issuance of term loans in February 2021			5,630
Extinguishment of term loans in February 2021			(1,130)
Change in fair value recognized in earnings			7,640		5,680
Settlements			(17,820)
Transfers			0
Balance ending		0	0		5,680
Convertible security [Member]
Disclosure Of Reconciliation Of The Companys Financial Asset And Liability Measured At Fair Value [Line Items]
Change in fair value recognized in earnings		1,000	3,500		1,500
Convertible security [Member] | Fair Value, Inputs, Level 3 [Member]
Disclosure Of Reconciliation Of The Companys Financial Asset And Liability Measured At Fair Value [Line Items]
Balance beginning			46,500	$ 0	0
Addition related to the issuance of term loans in February 2021			0
Extinguishment of term loans in February 2021			0
Initial fair value recognition					45,000
Change in fair value recognized in earnings			3,500		1,500
Settlements			(25,000)
Transfers			(25,000)
Balance ending		$ 0	$ 0		$ 46,500